CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net income	$ 903	$ 437
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	82	22
Share-based compensation and restricted share units	437	384
Change in:
Severance pay, net	185	89
Trade receivables	1,240	(3,182)
Other account receivables, prepaid expenses	120	(234)
Inventories	119	259
Trade payables	(471)	(432)
Employees and payroll accrued	495	(290)
Other account receivables andprepaid expenses	(254)	273
Deferred revenue and advances from customers	12,642	(69)
Net cash provided by (used in) operating activities	15,498	(2,743)
Cash flows used in investing activities:
Purchase of property and equipment	(83)	(25)
Net cash used in investing activities	(83)	$ (25)
Cash flows from financing activities:
Receipts on account of shares related to exercise of warrants	417
Exercise of options	$ 749	$ 71
Exercise of warrants		80
Net cash provided by financing activities	$ 1,166	151
Foreign currency translation adjustments on cash and cash equivalents	219	(257)
Increase (decrease) in cash and cash equivalents	16,800	(2,874)
Cash and cash equivalents at beginning of the period	8,727	6,848
Cash and cash equivalents at end of the period	25,527	$ 3,974
Non-cash investing activities:
Purchase of property and equipment	58
Cash paid during the year for:
Taxes on income	$ 6	$ 7